CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Jun. 30, 2018	Jun. 30, 2017
Current Assets
Cash and cash equivalents		$ 7,238,489	$ 3,536,318
Trade and other receivables		72,110	33,977
Total Current Assets		7,310,599	3,570,295
Non-Current Assets
Exploration and evaluation assets	[1]	742,017	177,800
Property, plant and equipment		3,982	3,895
Total Non-Current Assets		745,999	181,695
TOTAL ASSETS		8,056,598	3,751,990
Current Liabilities
Trade and other payables		1,989,084	483,427
Total Current Liabilities		1,989,084	483,427
TOTAL LIABILITIES		1,989,084	483,427
NET ASSETS		6,067,514	3,268,563
EQUITY
Contributed equity		40,483,348	28,512,793
Reserves		1,966,308	1,180,095
Accumulated losses		(36,382,142)	(26,424,325)
TOTAL EQUITY		$ 6,067,514	$ 3,268,563

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.